Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jan. 28, 2013	Sep. 27, 2013 Defendant	Sep. 28, 2012	Sep. 30, 2011	Apr. 30, 2011 Employees
Commitments And Contingencies Disclosure [Abstract]
Rental expenses		$ 4,500,000	$ 4,100,000	$ 4,000,000
Obligation to reimburse for lease incentives		1,000,000
Operating leases, expiration period		Jan. 31, 2018
Outstanding unused letters of credit from a bank		246,000
Outstanding noncancelable purchase commitments		4,400,000
Number of Ex-Employees previously worked for GigOptix					5
Number of Ex-Employees conceptualizing a new business venture					3
Ex-Employee defendants		5
Number of plaintiff's claims, voluntarily dismissed		2
One-time settlement payment to GigOptix		7,250,000
Alleged damages	$ 2,200,000